PPM FUNDS

SUPPLEMENT DATED OCTOBER 29, 2021
TO THE PROSPECTUS DATED APRIL 30, 2021,
AS AMENDED SEPTEMBER 13, 2021

PPM Core Plus Fixed Income Fund (the “Fund”)	PKPIX
This supplement provides new and additional information pertaining to the Fund that affects information contained in the Fund’s Prospectus and should be read in conjunction with the Prospectus.

Josh Settle replaced Sau Mui as a portfolio manager of PPM Core Plus Fixed Income Fund, effective October 15, 2021. Accordingly, the following changes are being made to the Prospectus:

In the summary section of the Prospectus under the sub-heading “Investment Adviser,” the table of portfolio managers is hereby deleted and replaced with the following:

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA	Senior Managing Director	Since inception
Josh Settle, CFA	Senior Managing Director	Since October 15, 2021

In the sub-section of the Prospectus entitled “Portfolio Managers” under the section “Management of the Funds,” the table is deleted and replaced with the following:

Name	Title	Fund Responsibility	Length of Service
Adam Spielman	Senior Managing Director, Head of Leveraged Credit	High Yield Core	Since June 2018
Michael Kennedy, CFA	Senior Managing Director	Core Plus Fixed Income	Since inception
Josh Settle, CFA	Senior Managing Director	Core Plus Fixed Income	Since October 15, 2021
John Broz	Managing Director	High Yield Core	Since May 2019
Karl Petrovich	Managing Director	High Yield Core	Since inception

Additionally, in the sub-section of the Prospectus entitled “Portfolio Managers” under the section “Management of the Funds,” the paragraph on Sau Mui is deleted and replaced with the following:

Josh Settle, CFA
Josh Settle is a senior managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s core plus fixed income strategy, which is managed on behalf of investors globally. Prior to his current role, Josh was a senior managing director and head of credit trading, responsible for overseeing a team of credit traders and for trade execution in the utility, retail, consumer goods, leisure, services, healthcare, taxable municipals and CDX/ETF industries. Prior to joining PPM in 2010, he was a corporate bond trader at Northern Trust. Josh earned a bachelor’s degree in finance and economics from the University of Iowa. He is a CFA® charterholder.

PPM FUNDS

SUPPLEMENT DATED OCTOBER 29, 2021
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2021,
AS AMENDED SEPTEMBER 13, 2021

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Josh Settle replaced Sau Mui as a portfolio manager of PPM Core Plus Fixed Income Fund, effective October 15, 2021. Accordingly, the following changes are being made to the Statement of Additional Information:

Under the section “VIII. Investment Adviser and Other Service Providers,” the “Portfolio Managers” table is deleted and hereby replaced with the following:
Portfolio Managers The table below shows the total number of accounts and assets each portfolio manager manages other than the Funds. Information is presented for each category as of October 15, 2021.
		Number of Other Accounts Managed and Assets by Account Type
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Adam Spielman	High Yield Core	2	$3,160.6 million	3	$1,354.8 million	6	$2,221.7 million
Michael Kennedy	Core Plus Fixed Income	1	$1,971.2 million	-	-	3	$9,535.4 million
Josh Settle	Core Plus Fixed Income	1	$1,971.2 million	-	-	3	$9,535.4 million
John Broz	High Yield Core	1	$1,939.8 million	3	$1,354.8 million	-	-
Karl Petrovich	High Yield Core	1	$1,939.8 million	3	$1,354.8 million	-	-

		Number of Other Accounts Managed and Assets by Account Type for Which Advisory Fee is Performance Based
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Adam Spielman	High Yield Core	-	-	-	-	-	-
Michael Kennedy	Core Plus Fixed Income	-	-	-	-	1	$108.2 million
Josh Settle	Core Plus Fixed Income	-	-	-	-	1	$108.2 million
John Broz	High Yield Core	-	-	-	-	-	-
Karl Petrovich	High Yield Core	-	-	-	-	-	-